THE HUNTINGTON FUNDS

HUNTINGTON CONSERVATIVE

ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE PROSPECTUS DATED MAY 2, 2011
(CLASS A SHARES AND TRUST SHARES)

NOTICE OF CHANGES TO THE HUNTINGTON CONSERVATIVE ALLOCATION FUND

AS OF THE DATE OF THIS SUPPLEMENT, PLEASE REPLACE THE FIRST
SENTENCE OF THE “PRINCIPAL INVESTMENT STRATEGY” SECTION ON PAGE 109
WITH THE FOLLOWING:

Principal Investment Strategy

The Fund seeks to achieve its objective by investing exclusively in a combination of the following underlying Huntington Funds (the “Underlying Funds”): Huntington Disciplined Equity Fund, Huntington Dividend Capture Fund, Huntington Global Select Markets Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Money Market Fund, Huntington Situs Fund, Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund; with an asset allocation target of 20% Equity and 80% Income, which may include up to 15% in Money Market instruments.